                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number:

 This Amendment (Check only one.): [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)    Boston, MA        November 14, 2007
           [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

                                                                 (SEC USE ONLY)
                              Name of Reporting Manager
Page 1 of 4 FORM 13 F          Account Management, LLC

                                                                     Item 6:                              Item 8:
                                                                   Investment                        Voting Authority
                                                                   Discretion                            (Shares)
                                                           ---------------------------              -------------------
                                       Item 4:    Item 5:
                   Item 2:   Item 3:    Fair     Shares or         (b) Shared-   (c)     Item 7:
Item 1:  Name of   Title of   CUSIP    Market    Principal  (a)    As Defined  Shared-   Managers    (a)     (b)   (c)
     Issuer         Class    Number     Value     Amount    Sole   in Instr. V  Other  See Instr. V  Sole   Shared None
----------------   -------- --------- ---------- --------- ------- ----------- ------- ------------ ------- ------ ----
Maxim Integrated    Common  57772K101 15,978,434   544,410 544,410                                  544,410
  Products          Stock
PowerSecure         Common  73936N105  8,525,132   684,200 684,200                                  684,200
  International,    Stock
  Inc
XTO Energy Inc.     Common  98385X106  1,484,160    24,000  24,000                                   24,000
                    Stock
Costar Group        Common  22160N109  7,811,718   146,150 146,150                                  146,150
                    Stock
Credit Acceptance   Common  225310101 15,848,517   686,083 686,083                                  686,083
  Corporation       Stock
Diamonds Trust      Common  252787106    680,659     4,900   4,900                                    4,900
  Ser 1             Stock
Ritchie Bros.       Common  767744105  2,968,560    45,600  45,600                                   45,600
  Auction           Stock
Suncor Energy Inc   Common  867229106    616,265     6,500   6,500                                    6,500
                    Stock
Smith & Wesson      Common  831756101    687,240    36,000  36,000                                   36,000
  Holding           Stock
  Corporation
IVG Immobilien AG   Common  D36953103  1,180,966    31,635  31,635                                   31,635
  O.N.              Stock
COLUMN TOTALS                         55,781,651 2,209,478

                                                                 (SEC USE ONLY)
                              Name of Reporting Manager
Page 2 of 4 FORM 13 F          Account Management, LLC

                                                                     Item 6:                              Item 8:
                                                                   Investment                        Voting Authority
                                                                   Discretion                            (Shares)
                                                           ---------------------------              -------------------
                                       Item 4:    Item 5:
                   Item 2:   Item 3:    Fair     Shares or         (b) Shared-   (c)     Item 7:
Item 1:  Name of   Title of   CUSIP    Market    Principal  (a)    As Defined  Shared-   Managers    (a)     (b)   (c)
     Issuer         Class    Number     Value     Amount    Sole   in Instr. V  Other  See Instr. V  Sole   Shared None
----------------   -------- --------- ---------- --------- ------- ----------- ------- ------------ ------- ------ ----
Indochina Capital.  Common  G47690105    109,800   12,000   12,000                                   12,000
                    Stock
Houston Wire &      Common  44244K109    498,025   27,500   27,500                                   27,500
  Cable Co........  Stock
Pan Amer Silver...  Common  697900108    357,782   12,380   12,380                                   12,380
                    Stock
Liberty Media       Common  53071M302    264,764    2,121    2,121                                    2,121
  Corporation-      Stock
  Capital Common
  Series A........
Kinross Gold CP...  Common  496902404  1,685,250  112,500  112,500                                  112,500
                    Stock
Berkshire           Common  084670207 11,650,496    2,948    2,948                                    2,948
  Hathaway Hld B..  Stock
Clayton Holdings    Common  18418N107  1,978,470  247,000  247,000                                  247,000
  Inc.............  Stock
Heartland Payment   Common  42235N108  3,911,540  152,200  152,200                                  152,200
  Sys Inc.........  Stock
StreetTracks Gold   Common  863307104    696,875    9,480    9,480                                    9,480
  TR..............  Stock
COLUMN TOTALS.....                    21,153,002  578,129

                                                                 (SEC USE ONLY)
                              Name of Reporting Manager
Page 3 of 4 FORM 13 F          Account Management, LLC

                                                                     Item 6:                              Item 8:
                                                                   Investment                        Voting Authority
                                                                   Discretion                            (Shares)
                                                           ---------------------------              -------------------
                                       Item 4:    Item 5:
                   Item 2:   Item 3:    Fair     Shares or         (b) Shared-   (c)     Item 7:
Item 1:  Name of   Title of   CUSIP    Market    Principal  (a)    As Defined  Shared-   Managers    (a)     (b)   (c)
     Issuer         Class    Number     Value     Amount    Sole   in Instr. V  Other  See Instr. V  Sole   Shared None
----------------   -------- --------- ---------- --------- ------- ----------- ------- ------------ ------- ------ ----
Barrick Gold        Common  067901108    731,163    18,152  18,152                                   18,152
  Corporation.....  Stock
Innerworkings Inc.  Common  45773Y105 12,543,440   728,000 728,000                                  728,000
                    Stock
Liberty Media       Common  53071M104    203,799    10,609  10,609                                   10,609
  Corporation-      Stock
  Interactive
  Common Series A.
Penn West Energy    Common  707885109  1,504,409    48,420  48,420                                   48,420
  Tru.............  Stock
Conocophillips....  Common  20825C104    274,106     3,123   3,123                                    3,123
                    Stock
Canadian Nat Res..  Common  136385101  2,841,383    37,510  37,510                                   37,510
                    Stock
DBS Group HLDGS     Common  23304Y100  1,120,408    19,250  19,250                                   19,250
  Spon ADR........  Stock
Fluor CP (NEW)....  Common  343412102  1,811,268    12,580  12,580                                   12,580
                    Stock
GE Electric Co....  Common  369604103    579,600    14,000  14,000                                   14,000
                    Stock
Petaquilla          Common  716013107  2,964,590   890,000 890,000                                  890,000
  Minerals LTD....  Stock
COLUMN TOTALS.....                    24,574,166 1,781,644

                                                                 (SEC USE ONLY)
                              Name of Reporting Manager
Page 4 of 4 FORM 13 F          Account Management, LLC

                                                                   Item 6:                             Item 8:
                                                                  Investment                       Voting Authority
                                                                  Discretion                           (Shares)
                                                          --------------------------              ------------------
                                       Item 4:   Item 5:
                   Item 2:   Item 3:    Fair    Shares or        (b) Shared-   (c)     Item 7:
Item 1:  Name of   Title of   CUSIP    Market   Principal  (a)   As Defined  Shared-   Managers    (a)    (b)   (c)
     Issuer         Class    Number     Value    Amount    Sole  in Instr. V  Other  See Instr. V  Sole  Shared None
----------------   -------- --------- --------- --------- ------ ----------- ------- ------------ ------ ------ ----
Parallel            Common  699157103   756,055  44,500   44,500                                  44,500
  Petroleum         Stock
  Corporation.....
Terra Industries    Common  880915103   609,570  19,500   19,500                                  19,500
  Inc.............  Stock
Global              Common  379336100   270,480  10,500   10,500                                  10,500
  Industries, LTD.  Stock
                                                               0                                       0
                                                               0                                       0
                                                               0                                       0
                                      1,636,105  74,500